INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 9,400	$ 6,928
Decrease related to prior year tax positions, net	(755)	(590)
Increase related to current year tax positions, net	4,077	3,062
Balance at the end of the year	$ 12,722	$ 9,400